Organization, Plan of Business Operations and Liquidity	11 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 - Organization, Plan of Business Operations and Liquidity

Aquasition Corp. (a development stage company) (the “Company”) was incorporated in the Marshall Islands on January 26, 2012 as a blank check company whose objective is to acquire, through a merger, capital stock exchange, asset acquisition, stock purchase or other similar acquisition transaction, one or more operating businesses or assets (an “Acquisition Transaction”). The Company’s initial Acquisition Transaction is not limited to any specific geographic region or industry. However, the Company intends to focus on operating businesses and assets in the international maritime transportation, offshore and related maritime services industries, especially those requiring energy, commodity, and transportation of logistics expertise.

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The Company is a foreign private issuer (“FPI”), as defined by the rules and regulations of the SEC.

As of December 31, 2012, the Company had not yet commenced operations. All activity through November 1, 2012 relates to the Company’s formation and the public offering as described below. Subsequent to November 1, 2012, the Company will seek to identify acquisition targets.

The Company is considered to be a development stage company and, as such, the Company’s financial statements are prepared in accordance with the Accounting Standards Codification (“ASC”) Topic 915 “Development Stage Entities.” The Company is subject to the risks associated with development stage companies.

The registration statement for the Company’s initial public offering (“Public Offering”) was declared effective on October 25, 2012. On November 1, 2012, the Company consummated the Public Offering and received proceeds net of underwriter’s discount and offering expenses of $48,187,792 and simultaneously received $3,377,500 from the issuance of 337,750 units (“Placement Units”) in a private placement (the “Private Placement”) (See Note 3).

The Company granted the underwriter in the Public Offering a 45-day option to purchase up to an additional 750,000 Units solely to cover over-allotments, if any. On November 7, 2012, the underwriters exercised a portion of their option and the Company sold an additional 550,000 Units at a price of $10.00 per Unit generating gross proceeds of $5,500,000. In addition, the Company sold an additional 30,250 Private Placement Units generating gross proceeds of $302,500.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be applied generally toward consummating an Acquisition Transaction. Furthermore, there is no assurance that the Company will be able to affect an Acquisition Transaction successfully. Upon the closing of the Public Offering, $57,165,000 ($10.30 per public share sold), including the proceeds of the Private Placement, was placed in a trust account (the “Trust Account”) and will be invested in United States government treasury bills having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, that invest solely in U.S. treasuries until the earlier of the consummation of the Company’s initial Acquisition Transaction and the Company’s failure to consummate an Acquisition Transaction within the prescribed time.

On December 15, 2012, 50,000 shares of common stock were forfeited because the underwriter over-allotment option was not fully exercised.

Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Company’s sponsor, officers and director’s (collectively referred to as the “Founders”) have agreed that they will be jointly and severally liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for services rendered, contracted for or products sold to the Company. However, they may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. In addition, (1) interest income on the funds held in the Trust Account can be released to the Company to pay its income and other tax obligations and (2) interest income on the funds held in the Trust Account can be released to the Company to pay for its working capital requirements in connection with searching for an Acquisition Transaction.

The Company’s units are listed on the Nasdaq Capital Market (“Nasdaq”). Pursuant to the Nasdaq listing rules, the target business or businesses that the Company completes an Acquisition Transaction with must collectively have a fair market value equal to at least 80% of the balance of the funds in the Trust Account (less deferred underwriting discounts and taxes) at the time of the execution of a definitive agreement for its initial Acquisition Transaction, although the Company may acquire a target business whose fair market value significantly exceeds 80% of the Trust Account balance.

The Company was required to determine if it was a FPI under Rule 3b4(d) of the Exchange Act, as of a date within 30 days of the filing of the Registration Statement with the SEC for the Public Offering. The Company determined it was a FPI prior to the filing of the Registration Statement. As a FPI, the Company will be required to comply with the tender offer rules in connection with its initial Acquisition Transaction. The Company is required to determine its status as a FPI on an ongoing basis for all subsequent fiscal years as of the last day of its most recently completed second fiscal quarter. On such date, if the Company no longer qualifies as a FPI (as set forth in Rule 3b4 of the Exchange Act), the Company will then become subject to the U.S. domestic issuer rules as of the first day of its fiscal year following the determination date.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired shares in the Public Offering (“Public Shareholders”) with the opportunity to sell their public shares to the Company for a pro rata share of the Trust Account by means of a tender offer (or it may have the option of conducting redemptions in conjunction with a proxy solicitation pursuant to the proxy rules if the Company is no longer a FPI). Each Public Shareholder will be entitled to receive a full pro rata portion of the amount then in the Trust Account ($10.30 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company or necessary to pay its taxes). The Company will consummate an initial Acquisition Transaction only if holders of no more than 90% of the public shares elect to convert (in the case of a shareholder meeting) or sell their shares to the Company (in the case of a tender offer) and, solely if the Company seeks shareholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Acquisition Transaction. Notwithstanding the foregoing, the Amended and Restated Articles of Incorporation of the Company provides that a Public Shareholder, together with any other person with whom such Public Shareholder is acting in concert or as a “group” (within the meaning of Section 13 of the Securities Act of 1934, as amended), will be restricted from seeking conversion rights with respect to an aggregate of more than 20% of the shares of common stock sold in the Public Offering. A group will be deemed to exist if the Public Shareholder (i) files a Schedule 13D or 13G indicating the presence of a group or (ii) acknowledge to the Company that they are acting, or intend to act as a group. In connection with any stockholder vote required to approve an Acquisition Transaction, the Founders agreed (1) to vote any of their shares in the same manner as a majority of the Public Shareholders who vote at a meeting called for such purpose and (2) not to redeem any their shares. In connection with a tender offer, the Founders will not sell any of their shares to the Company pursuant to any tender offer described above. In addition, the Founders or any of their affiliates have agreed that if they acquire any shares of common stock in or after the Public Offering, they will vote all such shares in favor of any Acquisition Transaction presented to the Company’s stockholders by the board of directors, and not to exercise any redemption rights in connection with any shares of common stock held by such person.

The Company’s Amended and Restated Articles of Incorporation provide that the Company will continue in existence only until May 1, 2014 (or August 1, 2014 if certain extension criteria are satisfied). If the Company has not completed an Acquisition Transaction by such date, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible release to the Public Shareholders, the aggregate amount then on deposit in the Trust Account, including any interest and the deferred underwriters discount but net of any taxes payable and any remaining net assets, and (iii) as promptly as possible dissolve and liquidate, subject (in the case of (ii) and (iii) above) to the Company’s obligations under Marshall Islands law to provide for claims of creditors and requirements of other applicable law. In such event, the Public Shareholders will be entitled to receive a pro rata portion of the Trust Account (initially $10.30 per share, plus any pro rata interest earned on the funds held in the Trust Account not previously released to the Company.)

The Company anticipates that in order to fund its working capital requirements, the Company will need to use all of the remaining funds not held in the Trust Account, the interest earned on the funds held in the Trust Account, as well as entering into contingent fee arrangements with its vendors. The Company will need to raise additional capital through loans or additional investments from its Founders or third parties. None of the Founders are under any obligation to advance funds to, or to invest in, the Company. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Revised Prior Period Amounts

While preparing its balance sheet as of December 31, 2012, the Company identified and corrected an error related to the accounting for the Company’s outstanding warrants. The amount of the error was $3,109,339 as of November 1, 2012. The Company determined that its outstanding warrants should have been accounted as a liability recorded at fair value and that this liability should be re-measured at each reporting period with changes in fair value being reflected in the statement of operations. The determination of this accounting methodology was made as a result of potential adjustments to the exercise price of the warrants in certain circumstances as described in the warrant agreements which do not meet the criteria for equity treatment described in ASC 815-45-7D. This accounting did not result in a significant change to the balance sheet for the period ended November 1, 2012 and therefore no changes have been made.

In accordance with Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), the Company evaluated these errors and, based on an analysis of quantitative and qualitative factors, determined that such errors were not material to the prior reporting period.